Exhibit 99.1

Independent Accountant’s Report on Applying Agreed-Upon Procedures

September 28, 2015

Westlake Financial Services

4751 Wilshire Blvd., Suite 100

Los Angeles, CA 90010

And

J.P. Morgan Securities LLC

383 Madison Avenue, 31st Floor

New York, NY 10179

And

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, NY 10010

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by Westlake Services, LLC, dba Westlake Financial Services, referred to herein as the “Company” or “Responsible Party”, J.P. Morgan Securities LLC and Credit Suisse Securities (USA) LLC, together the “Specified Parties” related to their evaluation of certain information with respect to a portfolio of automobile receivables in connection with the issuance of automobile receivables-backed notes issued by Westlake Automobile Receivables Trust 2015-3 (the “Proposed Transaction”).

The agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report is intended solely for the information and use of the Specified Parties for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933 and is not intended to be, and should not be, used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with McGladrey LLP (McGladrey) wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

(i)             Rely upon this report, and any use of this report by that Non-Specified Party is their sole responsibility and at their sole and exclusive risk;

(ii)          Acquire any rights or claims against McGladrey, and McGladrey assumes no duties or obligations to such Non-Specified Party.

Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including, but not limited to, electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

For the purpose of this report:

(i)             The computer-generated Loan Data File provided by the Company in a standard Microsoft Excel format containing information relating to the Proposed Transaction shall be herein referred to as the “Loan Data File”;

(ii)          The fields in the Loan Data File shall be herein referred to as “Specified Attributes”;

(iii)       The term “Automobile Loan Contract” means automobile installment sales contracts secured by new and used automobiles;

(iv)      The term “Automobile Loan Contract File” means any file containing the installment sales contract, evidence of title and credit application; and

(v)         The term “Obligor” means the borrower(s) stated on the installment sales contract.

Agreed-Upon Procedures

On September 2, 2015, the Company provided us with the Loan Data File containing 34,138 individual customer loans, herein referred to as the “Underlying Assets,” which represent the entire population of the Underlying Assets in the Proposed Transaction. We were instructed by the Specified Parties to perform the agreed-upon procedures on the Underlying Assets in the Loan Data File.

From September 9, 2015 through September 11, 2015, the Company provided us with certain documentation (the “Source Documents” as listed in the attached Appendix A) related to the respective Underlying Assets.

At your request, we randomly selected a sample of 100 underlyings from the 34,138 Underlying Assets set forth in the Loan Data File, we compared the Specified Attributes set forth in the Loan Data File to the corresponding Source Documents as follows. The Company provided Automobile Loan Contract Files for the sample of 100 underlyings.

Number	Specified Attribute

1	Name of customer
2	Signed contract
3	Title Document
4	Contract identification number
5	Amount financed
6	Monthly payment
7	Annual Percentage Rate (APR)
8	Required first payment date
9	Original maturity date (calculation)
10	Dealer state
11	Vehicle make
12	Vehicle model
13	Vehicle new or used

We compared Specified Attributes 1 through 8 to the corresponding information set forth on or derived from the Automobile Loan Contract Files (Contract Files) and to the Customer Service Screen in the Company’s contract accounting system.

We recalculated the Original Maturity Date (Specified Attribute 9) as recorded in the Loan Data File based on the term of the Automobile Loan Contract (Contract) and the due date of the first payment.

We compared the Automobile Segment, which consists of the manufacturer and model of the vehicle and whether it was new or used (Specified Attributes 11, 12 and 13) on the Title Document to the Customer Service Screen and the Loan Data File.

At the instruction of the Company, for purposes of our procedures:

•                  With respect to Specified Attribute 3, the term Title Document means, with respect to any automobile, an original certificate of title, lien or other notification (electronic or otherwise) used by the Registrar of Titles in the State of California, or its equivalent of the applicable state, to a secured party that indicates the lien of the secured party on the vehicle is recorded on the original certificate of title. Electronic Title Documents are certificates generated using Dealertrack, the Company’s third-party software program that allows Internet access to the Department of Motor Vehicles record from the Company. Certain states do not provide a Title Document of the lienholder. For those states we sighted the Application for the Title Document that was submitted to the appropriate state;

•                  With respect to Specified Attributes 11 and 12, for the Title Documents that did not indicate the vehicle manufacturer and model, we compared the Automobile Segment to the Customer Service Screen and agreed the information to the Contracts; and

•                  With respect to Specified Attribute 13, for the Contracts that did not include an indication of whether or not the vehicle was new or used, we compared the new or used status to the odometer reading on the Title Document or the Odometer Disclosure Statement to determine if the vehicle was new or used. In addition, we were instructed for the Contracts that did not include the new or used status on the Contract, the Title Document or the Odometer Disclosure Statement, the term “new vehicle” refers to a vehicle with miles less than 5,000 and the term “used vehicle” refers to a vehicle with miles greater than or equal to 5,000.

In addition to the procedures described above, for each of the items in the sample of 100 underlyings, we observed the presence or noted the following:

•                  Signed credit application;

•                  Signed Contract;

•                  Title Document; and

•                  The security interest of Westlake Financial Services is indicated on the Title Document.

The Contracts and Contract Files described above, including any information obtained from the indicated systems, and any other related documents used in support of the Specified Attributes were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Receivable Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Receivable Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Receivable Documents. In addition, we make no representations as to whether the Receivable Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding sample of 100 underlyings.

Findings

The results of the foregoing procedures indicated the Specified Attributes were found to be in agreement with the above mentioned Receivable Documents, except as described in Appendix B. Supplemental information is contained in Appendix C.

McGladrey should not be regarded as having in any way warranted or given any assurance as to:

•                  The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purposes of McGladrey performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, ratios, percentages or other relationships in the information included in the data provided to us;

•                  The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•                  The value of collateral securing such assets; and

•                  The compliance of the originator of the assets with federal, state and local laws and regulations.

The engagement, procedures or report were not intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

We have not performed any procedures with respect to the fair value of the notes being offered in the Proposed Transaction and McGladrey expresses no opinion on the current value of these notes. McGladrey should not be regarded as having performed any procedures other than those detailed in this report.

We should not be regarded as having in any way warranted or given any assurance as to whether or not the information included in the Loan Data File or any other source document is sufficient to comply with any applicable laws and regulations including, but not limited to, Regulation AB of the Securities and Exchange Commission. We did not perform any procedures to determine whether the Responsible Party or the sponsor of the Proposed Transaction is in compliance with any applicable laws and regulations, including, but not limited to, Regulation AB of the Securities and Exchange Commission.

With respect to any terms or requirements of the Loan Data File that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Loan Data File.

It should be understood that we make no representations as to:

(i)             The interpretation of Proposed Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

(ii)          Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

(iii)       The reasonableness of any of the Specified Attributes provided by the Company as listed in Appendix A;

(iv)      The physical existence or ownership of the Underlying Assets;

(v)         Any other factor or characteristic of the Underlying Assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions; and

(vi)      Reasonableness of any of the aforementioned assumptions, information or methodologies.

We were not engaged to and did not conduct any examination or review, the objective of which would be the expression of an opinion or conclusion on the Loan Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data coming to our attention, subsequent to the date of this report.

/s/ McGladrey LLP

Appendix A to the Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by McGladrey LLP dated September 28, 2015

Specified Attributes and Source Documents

Number	Specified Attribute	Source Documents

1	Name of customer	Automobile loan contract, Title Document
2	Signed contract	Automobile loan contract
3	Title Document

Original certificate of title, lien on other notification (electronic or otherwise) used by the Registrar of Titles in the state of California, or its equivalent of the applicable state on an Application for a Title Document. Electronic Title Documents are certificates generated by Dealertrack, a third-party software system.

4	Contract identification number	Automobile loan contract
5	Amount financed	Automobile loan contract
6	Monthly payment	Automobile loan contract
7	Annual Percentage Rate (APR)	Automobile loan contract
8	Required first payment date	Automobile loan contract
9	Original maturity date (calculation)	Automobile loan contract
10	Dealer state	Automobile loan contract
11	Vehicle make	Automobile loan contract, Title Document
12	Vehicle model	Automobile loan contract, Title Document
13	Vehicle new or used	Automobile loan contract, Title Document, Odometer Disclosure statement

Appendix B to the Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by McGladrey LLP dated September 28, 2015

In applying our agreed-upon procedures as outlined above, we noted the following:

Exception
Description
Number	Exception Description

1	Westlake’s full legal name was not included as the secured party on 30 Title documents
2	The name of the Obligor on eleven Title Documents did not agree to the name on the Contract or Loan Data File
3	The model on four Title Documents did not agree to the model on the Customer Service Screen or Loan Data File
4	The ZIP code on six Contracts did not agree to the ZIP code on the Customer Service Screen or Loan Data File.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to the Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by McGladrey LLP dated September 28, 2015 (REDACTED)

Supplemental Information Related to the Findings

Set Forth in Appendix B

Exception	Sample
Description	Contract		Secured Party for
Number	Number	Characteristic	Title Document

1	7449184	Secured Party on Title	Westlake FNCL SVCS
1	7765910	Secured Party on Title	Westlake Financial
1	7800592	Secured Party on Title	Westlake FNCL SVCS
1	8217176	Secured Party on Title	Westlake FNCL SVCS
1	8347932	Secured Party on Title	Westlake Financial
1	8671661	Secured Party on Title	Westlake FNCL SVCS
1	8854036	Secured Party on Title	Westlake FNCL SVCS
1	8931420	Secured Party on Title	Westlake FNCL SVCS
1	8931974	Secured Party on Title	Westlake Financial
1	8956807	Secured Party on Title	Westlake Financial SVCES
1	8963274	Secured Party on Title	Westlake FNCL SVCS
1	8968604	Secured Party on Title	Westlake FNCL SVCS
1	8985301	Secured Party on Title	Westlake Financial SVCS
1	9023953	Secured Party on Title	Westlake FNCL SVCS
1	9035924	Secured Party on Title	Westlake FNCL SVCS
1	9055054	Secured Party on Title	Westlake FNCL SVC
1	9057589	Secured Party on Title	Westlake FNCL SVCS
1	9089012	Secured Party on Title	Westlake FNCL SVCS
1	9143157	Secured Party on Title	Westlake FNCL SVCS
1	9152604	Secured Party on Title	Westlake FNCL SVCS
1	9199225	Secured Party on Title	Westlake FNCL SVCS
1	9209685	Secured Party on Title	Westlake FNCL SVCS
1	9244047	Secured Party on Title	Westlake FNCL SVCS
1	9245234	Secured Party on Title	Westlake Financial
1	9268160	Secured Party on Title	Westlake FNCL SVCS
1	9283383	Secured Party on Title	Westlake FNCL SVCS
1	9375999	Secured Party on Title	Westlake FNCL SVCS
1	9398173	Secured Party on Title	Westlake FNCL SVCS
1	9443854	Secured Party on Title	Westlake FNCL SVCS
1	9445008	Secured Party on Title	Westlake FNCL SVCS

Appendix C to the Independent Accountant’s Report

on Applying Agreed-Upon Procedures

Issued by McGladrey LLP dated September 28, 2015 (REDACTED)

Supplemental Information Related to the Findings

Set Forth in Appendix B (Continued)

Exception	Sample
Description	Contract		Obligor Name Per		Name Per Loan
Number	Number	Characteristic	Title Document	Name Per Contract	Data File

2	7561236	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	8956807	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	8968604	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9035924	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9055054	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9089012	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9232950	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9239781	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9283383	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9443854	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]
2	9445008	Obligor Name	[REDACTED]	[REDACTED]	[REDACTED]

Exception	Sample			Model Per
Description	Contract		Model Per	Customer	Name Per Loan
Number	Number	Characteristic	Title Document	Service Screen	Data File

3	7561236	Model Type	4DSD	A4	A4
3	9118258	Model Type	LS4	LS-V8	LS-V8
3	9254947	Model Type	ULX	Accord-4 CYL	Accord-4 CYL
3	9276973	Model Type	IMT	Impala	Impala

				Zip Code Per
				Customer
Exception	Sample			Service Screen
Description	Contract		Zip Code Per	and Loan
Number	Number	Characteristic	Title Document	Data File

4	7801087	ZIP Code	18644	18643
4	8950693	ZIP Code	70506	70503
4	9018797	ZIP Code	34747	34746
4	9068560	ZIP Code	64119	64127
4	9089012	ZIP Code	95327	95370
4	9292772	ZIP Code	99654	99623